Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Patent Royalties Payable	Minimum royalties included in Patent installment payables on the consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2025 .....................................................................................................................................................	$1,225
2026 .....................................................................................................................................................	825
2027 .....................................................................................................................................................	825
2028 .....................................................................................................................................................	825
2029 .....................................................................................................................................................	825
Thereafter .............................................................................................................................................	9,075
Total ....................................................................................................................................................	$13,600